RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

	Years ended December 31,
Transactions	2010	2011	2012
	RMB	RMB	RMB

Receipt of consulting services from a company owned by the family member of the principal of Tianjin Tutoring	320	—	—

Receipt of property management services from one school founded by the principal of Shuyang K-12	1,800	1,800	—

Receipt of property management services from the former shareholder of Changsha K-12	3,787	7,470	—

Receipt of rental services from subsidiary of former shareholder of Shenyang Universe High School	1,100	1,100	1,100

Sales of software and providing services to former shareholder of Jinan WR Career Enhancement	—	6,800	—

Others	596	1,627	514

Schedule of balances with related parties

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2011	2012	2011	2012
	RMB	RMB	RMB	RMB
Principal of Jilin Tutoring*	681	—	603	—
Principal of Beijing YZ Tutoring*	4,940		—
Former owner of Beijing Away United Technology Co., Ltd.*	2,677		1,081
Former principal of Dalian Hope School (“Dalian Career Enhancement”) and a senior manager of the Group*	464	—	2	—
Former owner of Changsha Tutoring Principal*	171		—
Subsidiary of the minority shareholder of Taishidian Holding	600	500	—	—
Former shareholder of Changsha K-12 (Current minority shareholder of Changsha K-12)*	10	—	9,767	—
Subsidiary of former shareholder of Shenyang K-12 (Current minority shareholder of Shenyang K-12)	44	—	2,475	3,575
Principal of Shanghai Career Enhancement*	3,178	—	—	—
Principal of Changsha Career Enhancement*	1,702	—	—	—
Principal of Tianjin Tutoring*	5,783	—	—	—
Former Owner of Beijing IT Career Enhancement*	833	—	670	—
CEO of Beijing Century Tutoring*	2,318	—	—	—
Former owner and currently general manager of Beijing JY Tutoring*	800	—	—	—
Former owner of Guangzhou DP Tutoring*	8,590	—	125	—
CEO of Suzhou Career Enhancement*	784	—	—	—
Former shareholder of Jinan WR Career Enhancement*	650	—	—	—
Former owner of Chongqing XT Career Enhancement*	3,807	—	408	—
Former shareholder of Beijing XGX Tutoring*	1,360	—	—	—
Former shareholder of Genesis Career Enhancement (Current minority shareholder of Shandong Genesis Career Enhancement)	11,324	—	9,074	636
Former shareholder of Hebei YL Career Enhancement*	1,000	—	700	—
Former owner of Jinan WR Career Enhancement*	3,900	—	—
Others	749	—	426	—
	56,365	500	25,331	4,211

* As of December 31, 2012, Management determines that these companies or persons are no longer related parties due to these former owners do not serve as any position in the Group and do not have any significant influence on the Group’s management or operating policies. Therefore, the balances with aforementioned former owners are reclassified to due from/to third parties as of December 31, 2012, see Note 5 and Note 11.